Operating Leases (Details) - Schedule of maturities of lease liabilities - Lease Liability [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Operating Leases (Details) - Schedule of maturities of lease liabilities [Line Items]
2023	$ 709
2024	604
2025	550
2026	524
2027 and thereafter	1,143
Total undiscounted lease payments	3,530
Less - imputed interests	(619)
Present value of lease liabilities	$ 2,911